Montgomery, McCracken, Walker & Rhoads, llp
attorneys at law

123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620 1105 Market Street, 15th Floor Wilmington, DE 19801-1201 302-504-7800 Fax 302-504-7820	1235 Westlakes Drive Berwyn, PA 19312-2401 610-889-2210 Fax 610-889-2220
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Linwood, NJ  08221
609-601-3010
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February 17, 2011

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Rochdale Investment Trust (the “Trust”)
File Nos.: 333-47415 and 811-08685
Post Effective Amendment No. 31

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 34 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of introducing a new series to the Trust: Rochdale Emerging Markets Portfolio.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective May 3, 2011.  At or before May 3, 2011, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (215) 772-7385.

Very truly yours,

/s/ Don E. Felice

Don E. Felice